SEGMENTED INFORMATION - Significant customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segmented Information
Metal sales	$ 3,212.6	$ 3,303.0
Percentage of total metal sales	49.60%	47.50%
Customer 1
Segmented Information
Metal sales	$ 505.1	$ 694.5
Customer 2
Segmented Information
Metal sales	376.3	531.5
Customer 3
Segmented Information
Metal sales	360.8	342.1
Customer 4
Segmented Information
Metal sales	351.9
Fort Knox
Segmented Information
Metal sales	325.5	481.1
Fort Knox | Customer 1
Segmented Information
Metal sales	38.4
Fort Knox | Customer 2
Segmented Information
Metal sales		54.4
Fort Knox | Customer 3
Segmented Information
Metal sales	56.1	6.4
Fort Knox | Customer 4
Segmented Information
Metal sales	17.5
Round Mountain
Segmented Information
Metal sales	483.9	552.2
Round Mountain | Customer 1
Segmented Information
Metal sales	96.2
Round Mountain | Customer 2
Segmented Information
Metal sales		60.2
Round Mountain | Customer 3
Segmented Information
Metal sales	38.8	19.0
Round Mountain | Customer 4
Segmented Information
Metal sales	5.6
Bald Mountain
Segmented Information
Metal sales	403.9	331.5
Bald Mountain | Customer 1
Segmented Information
Metal sales	70.4
Bald Mountain | Customer 2
Segmented Information
Metal sales		64.8
Bald Mountain | Customer 3
Segmented Information
Metal sales	19.8	16.4
Bald Mountain | Customer 4
Segmented Information
Metal sales	3.6
Paracatu
Segmented Information
Metal sales	663.1	447.0
Paracatu | Customer 1
Segmented Information
Metal sales	46.2
Paracatu | Customer 2
Segmented Information
Metal sales		48.8
Paracatu | Customer 3
Segmented Information
Metal sales	75.3	157.9
Paracatu | Customer 4
Segmented Information
Metal sales	186.4
Maricunga
Segmented Information
Metal sales	113.6	52.0
Maricunga | Customer 1
Segmented Information
Metal sales	18.1
Maricunga | Customer 2
Segmented Information
Metal sales		6.8
Maricunga | Customer 3
Segmented Information
Metal sales	38.7	11.6
Maricunga | Customer 4
Segmented Information
Metal sales	5.5
Kupol
Segmented Information
Metal sales	627.7	726.9
Kupol | Customer 1
Segmented Information
Metal sales		694.5
Kupol | Customer 2
Segmented Information
Metal sales	376.3	16.4
Tasiast
Segmented Information
Metal sales	307.8	298.4
Tasiast | Customer 1
Segmented Information
Metal sales	119.4
Tasiast | Customer 2
Segmented Information
Metal sales		146.9
Tasiast | Customer 3
Segmented Information
Metal sales	75.5	31.7
Tasiast | Customer 4
Segmented Information
Metal sales	62.0
Chirano
Segmented Information
Metal sales	286.0	317.6
Chirano | Customer 1
Segmented Information
Metal sales	116.4
Chirano | Customer 2
Segmented Information
Metal sales		116.3
Chirano | Customer 3
Segmented Information
Metal sales	56.6	99.1
Chirano | Customer 4
Segmented Information
Metal sales	$ 71.3
Corporate and other | Customer 2
Segmented Information
Metal sales		$ 16.9